Postretirement Plans - Narrative (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Nov. 30, 2020	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Amount by which fair value of plan assets exceeds market-related value of plan assets (MRVA)		$ (8,466)
Derivative net notional amount for fixed income as percentage of total plan assets		38.30%	37.10%
Derivative net notional amount for global equity, currency overlay and commodities as a percentage of total plan assets		2.10%	(5.60%)
Company contribution	$ 3,000
Defined contribution plan, cost		$ 1,564	$ 1,260	$ 1,268
Pension
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation (ABO) for all pension plans		53,671	54,481
Company contribution			2
Defined benefit plan, plan assets, amount		$ 48,891	$ 49,825	67,813
Defined benefit plan, actual plan asset allocations		100.00%	100.00%
Pension | Fixed income
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, actual plan asset allocations		60.00%	63.00%
Pension | Equity securities:
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, actual plan asset allocations		19.00%	14.00%
Pension | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount		$ 5,950	$ 7,054
Pension | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount		226	268	198
Pension | Boeing company stock | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount			1,782
Pension | Corporate | Level 3 | Fixed income
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets Level 3 reconciliation, increase (decrease) for actual return (loss) on plan assets still held		2	(16)
Pension | Mortgage backed and asset backed | Level 3 | Fixed income
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets Level 3 reconciliation, increase (decrease) for actual return (loss) on plan assets still held		6	(11)
Pension | Other | Level 3 | Fixed income
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets Level 3 reconciliation, increase (decrease) for actual return (loss) on plan assets still held		3
Pension | Municipal | Level 3 | Fixed income
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets Level 3 reconciliation, increase (decrease) for actual return (loss) on plan assets still held			(14)
Pension | Real estate and real assets | Level 3 | Fixed income
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets Level 3 reconciliation, increase (decrease) for actual return (loss) on plan assets still held			(1)
Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount		$ 163	$ 140	$ 172
Other Postretirement Benefits | Fixed income
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, actual plan asset allocations		40.00%
Other Postretirement Benefits | Equity securities:
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, actual plan asset allocations		60.00%